Income Taxes (Details) - DEFERRED TAX	Dec. 31, 2020 USD ($)
Deferred tax assets:
Net-operating loss carryforward	$ 15,716
Start up/Organization costs	17,758
Total deferred tax assets	33,474
Valuation allowance	(33,474)
Deferred tax asset, net of allowance	0
Unrecognized tax position	0
Unrecognized tax benefits accrued for interest and penalties	$ 0